Cover	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	REYNOLDS CONSUMER PRODUCTS INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39205
Entity Tax Identification Number	45-3464426
Entity Address, Address Line One	1900 W. Field Court
Entity Address, City or Town	Lake Forest
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60045
City Area Code	(800)
Local Phone Number	879-5067
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 Par Value
Trading Symbol	REYN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001786431
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	Q3
Amendment Flag	false